Employee compensation and benefits - Fair value of plan assets by asset classes (Details) - Pension Plan - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	$ 26,590	$ 25,121
– equities	83	112
– derivatives	1,061	1,203
– property	830	842
– pooled investment vehicles	9,087	8,586
– other	(33)	(386)
Principal plan | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	5,262	5,285
Principal plan | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	10,300	9,479
Principal plan | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	547	510
– equities	0	0
– derivatives	547	510
– property	0	0
– pooled investment vehicles	0	0
– other	0	0
Principal plan | HSBC Bank plc | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
Principal plan | HSBC Bank plc | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	7,307	7,050
– equities	556	639
– derivatives	2	4
– property	112	109
– other	2,476	1,312
Other plans | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	3,624	3,571
Other plans | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	90	58
Other plans | – bonds other
Disclosure of fair value of plan assets [line items]
– bonds fixed income	447	1,357
Other plans | HSBC Bank plc
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	39	37
– equities	3	2
– derivatives	0	0
– property	0	0
– other	31	31
Other plans | HSBC Bank plc | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	5	4
Other plans | HSBC Bank plc | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
Other plans | HSBC Bank plc | – bonds other
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
Quoted market price in active market | Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	15,006	13,915
– equities	0	0
– derivatives	0	0
– property	0	0
– pooled investment vehicles	0	0
– other	(33)	(386)
Quoted market price in active market | Principal plan | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	4,739	4,822
Quoted market price in active market | Principal plan | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	10,300	9,479
Quoted market price in active market | Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	5,361	5,848
– equities	556	486
– derivatives	(1)	(1)
– property	108	104
– other	570	722
Quoted market price in active market | Other plans | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	3,623	3,472
Quoted market price in active market | Other plans | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	90	58
Quoted market price in active market | Other plans | – bonds other
Disclosure of fair value of plan assets [line items]
– bonds fixed income	415	1,007
No quoted market price in active market | Principal plan
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	11,584	11,206
– equities	83	112
– derivatives	1,061	1,203
– property	830	842
– pooled investment vehicles	9,087	8,586
– other	0	0
No quoted market price in active market | Principal plan | Equity investments
Disclosure of fair value of plan assets [line items]
– equities	83	112
No quoted market price in active market | Principal plan | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	523	463
No quoted market price in active market | Principal plan | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
No quoted market price in active market | Other plans
Disclosure of fair value of plan assets [line items]
Fair value of plan assets	1,946	1,202
– equities	0	153
– derivatives	3	5
– property	4	5
– other	1,906	590
No quoted market price in active market | Other plans | – bonds fixed income
Disclosure of fair value of plan assets [line items]
– bonds fixed income	1	99
No quoted market price in active market | Other plans | – bonds index-linked
Disclosure of fair value of plan assets [line items]
– bonds fixed income	0	0
No quoted market price in active market | Other plans | – bonds other
Disclosure of fair value of plan assets [line items]
– bonds fixed income	$ 32	$ 350